Schedule of operating segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	$ 61,000	$ 16,000	$ 4,055,000
Cost of sales - non-recurring events			(3,850,000)
Gross profit/(loss)	11,000	43,000	(4,089,000)
General and administrative expenses	(8,233,000)	(7,521,000)	(6,425,000)
Gain/(loss) on solar development	16,000	89,000	30,000
Other income	0	0	100,000
Operating loss	(8,723,000)	(8,519,000)	(11,740,000)
Restructuring and other non-recurring costs	(412,000)	(1,392,000)	(1,662,000)
Loss before income tax	(15,131,000)	(44,216,000)	(19,506,000)
Income tax	691,000	(1,603,000)	(559,000)
Loss from continuing operations	(14,440,000)	(45,819,000)	(20,065,000)
Other gains	16,000	89,000	31,000
Assets	97,128,000	37,433,000	61,416,000
Liabilities	(77,024,000)	(77,970,000)	(57,670,000)
Net assets/(liabilities)	20,104,000	(40,537,000)	3,746,000
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	61,000	11,827,000	15,060,000
Costs of sales - other	(50,000)	(10,241,000)	(13,472,000)
Cost of sales - non-recurring events			(3,850,000)
Gross profit/(loss)	11,000	1,586,000	(2,262,000)
General and administrative expenses	(8,233,000)	(8,749,000)	(7,620,000)
Gain/(loss) on solar development	1,664,000		(4,177,000)
Other income		99,000	119,000
Depreciation and amortization	(517,000)	(1,569,000)	(1,581,000)
Operating loss	(7,075,000)	(8,540,000)	(15,521,000)
Restructuring and other non-recurring costs	(412,000)	(1,390,000)	(1,663,000)
Impairment loss	(2,531,000)	(30,238,000)	(421,000)
Finance expense - net	(3,465,000)	(4,929,000)	(6,210,000)
Loss before income tax	(13,483,000)	(45,097,000)	(23,815,000)
Income tax	691,000	(1,603,000)	(540,000)
Loss from continuing operations	(12,792,000)	(46,700,000)	(24,355,000)
Other gains		93,000
Critical power services segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers			2,591,000
Costs of sales - other		(52,000)	(2,722,000)
Cost of sales - non-recurring events			(3,850,000)
Gross profit/(loss)		(52,000)	(3,981,000)
General and administrative expenses	(8,000)	(53,000)	(195,000)
Gain/(loss) on solar development			1,000
Other income			13,000
Depreciation and amortization		(448,000)	(653,000)
Operating loss	(8,000)	(506,000)	(4,815,000)
Restructuring and other non-recurring costs	(1,185,000)
Impairment loss		(48,315,000)
Finance expense - net	(175,000)	(3,741,000)	(6,314,000)
Loss before income tax	(1,368,000)	44,068,000	(11,129,000)
Income tax		(797,000)	(638,000)
Loss from continuing operations	(1,368,000)	43,271,000	(11,767,000)
Other gains		47,000
Assets	224,000	5,958,000	18,034,000
Liabilities	(1,518,000)	(8,596,000)	(15,539,000)
Net assets/(liabilities)	(1,294,000)	(2,638,000)	2,495,000
Critical power services segment [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		11,811,000	11,005,000
Costs of sales - other		(10,268,000)	(9,178,000)
Cost of sales - non-recurring events
Gross profit/(loss)		1,543,000	1,827,000
General and administrative expenses		(1,228,000)	(1,195,000)
Gain/(loss) on solar development	1,648,000		(4,208,000)
Other income		99,000	37,000
Depreciation and amortization		(439,000)	(242,000)
Operating loss	1,648,000	(21,000)	(3,781,000)
Restructuring and other non-recurring costs		2,000	(1,000)
Impairment loss		(552,000)
Finance expense - net		(310,000)	(527,000)
Loss before income tax	1,648,000	(881,000)	(4,309,000)
Income tax			19,000
Loss from continuing operations	1,648,000	(881,000)	(4,290,000)
Other gains		4,000
Solar development segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other
Cost of sales - non-recurring events
Gross profit/(loss)
General and administrative expenses	(7,000)	(344,000)	(297,000)
Gain/(loss) on solar development
Other income			69,000
Depreciation and amortization
Operating loss	(7,000)	(344,000)	(228,000)
Restructuring and other non-recurring costs
Impairment loss	(1,549,000)	(11,187,000)
Finance expense - net		(2,000)	(34,000)
Loss before income tax	(1,556,000)	(11,533,000)	(262,000)
Income tax
Loss from continuing operations	(1,556,000)	(11,533,000)	(262,000)
Other gains
Assets	42,000	1,549,000	12,726,000
Liabilities	(62,000)	(284,000)
Net assets/(liabilities)	(20,000)	1,265,000	12,726,000
Electric vehicles segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	53,000	16,000	1,464,000
Costs of sales - other	(50,000)	102,000	(1,572,000)
Cost of sales - non-recurring events
Gross profit/(loss)	3,000	118,000	(108,000)
General and administrative expenses	(1,759,000)	(1,794,000)	(1,005,000)
Gain/(loss) on solar development
Other income
Depreciation and amortization	(509,000)	(671,000)	(673,000)
Operating loss	(2,265,000)	(2,337,000)	(1,786,000)
Restructuring and other non-recurring costs	(176,000)		200,000
Impairment loss	(982,000)	(366,000)	(414,000)
Finance expense - net	1,466,000	(2,726,000)	936,000
Loss before income tax	(1,957,000)	(5,429,000)	(1,064,000)
Income tax	552,000	277,000	(40,000)
Loss from continuing operations	(1,405,000)	(5,152,000)	(1,104,000)
Other gains		10,000
Assets	33,875,000	20,674,000	17,493,000
Liabilities	(22,344,000)	(17,550,000)	(7,564,000)
Net assets/(liabilities)	11,531,000	3,124,000	9,929,000
Sustainable energy solutions segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other		(23,000)
Cost of sales - non-recurring events
Gross profit/(loss)		(23,000)
General and administrative expenses	37,000	(324,000)	(367,000)
Gain/(loss) on solar development	16,000		30,000
Other income
Depreciation and amortization	(3,000)	(3,000)	(3,000)
Operating loss	50,000	(318,000)	(340,000)
Restructuring and other non-recurring costs	2,072,000
Impairment loss		10,787,000
Finance expense - net	(39,000)	(68,000)	(50,000)
Loss before income tax	2,083,000	10,491,000	(390,000)
Income tax		(1,083,000)	119,000
Loss from continuing operations	2,083,000	9,408,000	(271,000)
Other gains		32,000
Assets	84,000	72,000	10,343,000
Liabilities	(154,000)	(1,026,000)	(645,000)
Net assets/(liabilities)	(70,000)	(954,000)	9,698,000
Corporate office segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers
Costs of sales - other
Cost of sales - non-recurring events
Gross profit/(loss)
General and administrative expenses	(6,496,000)	(5,006,000)	(4,561,000)
Gain/(loss) on solar development
Other income
Depreciation and amortization	(1,000)	(8,000)	(10,000)
Operating loss	(6,497,000)	(5,014,000)	(4,571,000)
Restructuring and other non-recurring costs	(1,123,000)	(1,392,000)	(1,862,000)
Impairment loss		(77,325,000)	(7,000)
Finance expense - net	(4,717,000)	1,918,000	(221,000)
Loss before income tax	(12,337,000)	(81,813,000)	(6,661,000)
Income tax	139,000
Loss from continuing operations	(12,198,000)	(81,813,000)	(6,661,000)
Other gains
Assets	62,899,000	9,180,000	2,819,000
Liabilities	(52,946,000)	(50,514,000)	(33,921,000)
Net assets/(liabilities)	9,953,000	(41,334,000)	(31,102,000)
Digital Assets [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	8,000
Costs of sales - other
Cost of sales - non-recurring events
Gross profit/(loss)	8,000
General and administrative expenses
Gain/(loss) on solar development
Other income
Depreciation and amortization	(4,000)
Operating loss	4,000
Restructuring and other non-recurring costs
Impairment loss
Finance expense - net
Loss before income tax	4,000
Income tax
Loss from continuing operations	4,000
Total segment [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	61,000	16,000	4,055,000
Costs of sales - other	(50,000)	27,000	(4,294,000)
Cost of sales - non-recurring events			(3,850,000)
Gross profit/(loss)	11,000	43,000	(4,089,000)
General and administrative expenses	(8,233,000)	(7,521,000)	(6,425,000)
Gain/(loss) on solar development	16,000		31,000
Other income			82,000
Depreciation and amortization	(517,000)	(1,130,000)	(1,339,000)
Operating loss	(8,723,000)	(8,519,000)	(11,740,000)
Restructuring and other non-recurring costs	(412,000)	(1,392,000)	(1,662,000)
Impairment loss	(2,531,000)	(29,686,000)	(421,000)
Finance expense - net	(3,465,000)	(4,619,000)	(5,683,000)
Loss before income tax	(15,131,000)	(44,216,000)	(19,506,000)
Income tax	691,000	(1,603,000)	(559,000)
Loss from continuing operations	$ (14,440,000)	(45,819,000)	$ (20,065,000)
Other gains		$ 89,000